SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details)		12 Months Ended
	Mar. 10, 2020	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate
Expected volatility
Expected life			5 years
Expected dividend yield			0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.69%
Expected volatility			111.87%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			1.40%
Expected volatility			113.16%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.28%	4.07%	0.91%
Expected volatility	150.88%	116.00%	124.09%
Expected life	2 years	2 months 15 days	2 years
Expected dividend yield	0.00%	0.00%	0.00%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.23%
Expected volatility		91.66%	70.95%
Expected life		1 month 6 days	2 years
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.95%
Expected volatility		93.48%	144.59%
Expected life		2 months 4 days	3 years